Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Line Items]
Dividend declared			$ (1,959,678)
Dividend cash			34,615
Mr. Yuen Yuk, HAU [Member]
Related Party Transactions [Line Items]
Dividend declared			$ (1,959,678)